Research and development costs	12 Months Ended
Dec. 31, 2025
Research And Development Costs [Abstract]
Research and development costs	[1] Pre-commercial R&D costs includes $14,103,000 (2024 $2,779,000) of Zircaix inventory that is included within research and development costs, refer to note 15 for further details. Research and development costs

	2025	2024	2023
	US$'000	US$'000	US$'000
Therapeutics		(Recast)	(Recast)	1.
Phase 3	49,209	36,378	17,585
Phase 2	19,332	8,376	7,937
Early stage clinical candidates	16,995	4,914	4,553
Pre-clinical research and innovation	12,503	6,209	1,183
Total Therapeutics R&D	98,039	55,877	31,258
Precision Medicine
Commercial	18,806	7,139	3,883
Pre-commercial[1]	46,403	61,831	45,117
Pre-clinical research and innovation	5,947	2,658	4,669
Total Precision Medicine R&D	71,156	71,628	53,669
Total product development R&D	169,195	127,505	84,927
Manufacturing Solutions
Other research and development projects	5,813	425	388
Total Manufacturing Solutions R&D	5,813	425	388
Inter-segment R&D	(3,759)	-	-
Total research and development costs	171,249	127,930	85,315
Other research and development projects includes research and innovation costs and other early-stage development projects